CERTIFICATION UNDER RULE 497(j)

May 5, 2021

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
    Symetra Separate Account C (“Registrant”)
    1933 Act File No. 33-69712
1940 Act File No. 811-8052

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 1, 2021, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on April 26, 2021.

Sincerely,

/s/ Rachel Dobrow Stone

Rachel Dobrow Stone
Senior Counsel